                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment [ ] Amendment Number :
                                               ------------
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBS Partners, L.P.
Address:   200 Greenwich Avenue
           Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Theodore W. Ullyot
Title:   Executive Vice President and General Counsel
Phone:   (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Theodore W. Ullyot                 Greenwich, CT   November 14, 2006
------------------------------------   (City, State)         (Date)
(Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:     $13,652,996
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                       FORM 13F Information Table - Public

Column 1:            Column 2: Column 3:    Column 4:       Column 5:       Column 6: Column 7:            Column 8:
------------------------------------------------------------------------------------------------------------------------------
                      Title                Fair Market  Shares or
Name of                of         CUSIP       Value     Principal SH/ Put/ Investment   Other              Voting Authority
 Issuer               Class       Number    (x $1,000)   Amount   PRN Call Discretion Managers  (a) Sole   (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.        Common    053332-10-2     616,354  5,966,638 SH                  DEFINED    5,966,638
Autozone Inc.        Common    053332-10-2   1,658,942 16,059,462 SH                  SOLE      16,059,462
AutoNation, Inc.     Common    05329W-10-2     127,778  6,113,776 SH                  DEFINED    6,113,776
AutoNation, Inc.     Common    05329W-10-2     915,309 43,794,686 SH                  SOLE      43,794,686
Sears Holdings Corp. Common    812350-10-6      56,120    354,985 SH                  DEFINED      354,985
Sears Holdings Corp  Common    812350-10-6  10,278,494 65,016,723 SH                  SOLE      65,016,723
(Confidential portion has been omitted and filed separately.)
COLUMN TOTALS                  Grand Total  13,652,996

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.